Consolidated Balance Sheets ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Current assets:
Cash and cash equivalents		₨ 18,796	$ 247.7	₨ 11,107
Restricted cash		3,784	49.9	4,881
Accounts receivable, net		6,041	79.6	4,887
Investments in held to maturity securities		6	0.1
Prepaid expenses and other current assets		1,925	25.4	2,190
Assets classified as held for sale	[1]	127	1.7	3,301
Total current assets		30,679	404.4	26,366
Restricted cash		726	9.6	170
Property, plant and equipment, net		144,332	1,902.4	108,847
Software, net		8	0.1	29
Accounts receivable-NC		3,203	42.2
Deferred income taxes		1,920	25.3	1,748
Right-of-use assets		4,465	58.9	4,214
Other assets		5,190	68.4	7,084
Investments in held to maturity securities				7
Investment in equity investee		96	1.3
Total assets		190,619	2,512.6	148,465
Current liabilities:
Short-term debt		7,036	92.7	8,943
Accounts payable		3,573	47.2	4,294
Current portion of long-term debt		9,209	121.4	4,658
Income taxes payable		181	2.4	46
Interest payable		1,003	13.2	1,530
Deferred revenue		230	3.0	110
Lease liabilities		300	4.0	283
Other liabilities		5,009	66.0	1,927
Liabilities directly associated with assets classified as held for sale	[1]	73	1.0	2,272
Total current liabilities		26,614	350.9	24,063
Non-current liabilities:
Long-term debt		112,542	1,483.4	89,922
Deferred revenue		5,417	71.4	2,353
Deferred income taxes		1,936	25.5	2,046
Asset retirement obligations		902	11.9	811
Lease liabilities		3,534	46.6	3,359
Other liabilities		98	1.3	1,459
Total liabilities		151,043	1,991.0	124,013
Shareholders’ equity
Equity shares, US$0.000625 par value; 48,195,962 and 64,161,490 shares issued and outstanding as of March 31, 2021, and March 31, 2022, respectively		3	0.0	2
Additional paid-in capital		56,726	747.7	38,004
Accumulated deficit		(15,312)	(201.8)	(12,786)
Accumulated other comprehensive loss		(2,503)	(33.0)	(972)
Total APGL shareholders’ equity		38,914	512.9	24,248
Non-controlling interest		662	8.7	204
Total shareholders’ equity		39,576	521.6	24,452
Total liabilities and shareholders’ equity		₨ 190,619	$ 2,512.6	₨ 148,465

[1]	Also refer note 2(u) and note 23 relating to assets and liabilities directly associated with assets classified as held for sale.